Equity Instruments - Warrants, Fair Value Assumptions (Details)	Dec. 31, 2021 alternative_energy_credit	Dec. 31, 2020
Redeemable convertible preferred stock warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants term		10 years
Redeemable convertible preferred stock warrants | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant, measurement input		1.080
Redeemable convertible preferred stock warrants | Expected volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant, measurement input		0.350
Redeemable convertible preferred stock warrants | Expected volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant, measurement input		0.450
Redeemable convertible preferred stock warrants | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant, measurement input		0.009
Redeemable convertible preferred stock warrants | Risk-free interest rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant, measurement input		0.001
Redeemable convertible preferred stock warrants | Risk-free interest rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant, measurement input		0.008
Redeemable convertible preferred stock warrants | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant, measurement input		0
Common stock warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants term	4 years 9 months
Common stock warrants | Current stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant, measurement input	7.81
Common stock warrants | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant, measurement input	0.405
Common stock warrants | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant, measurement input	0.012
Common stock warrants | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant, measurement input	0